UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Mid Cap Value Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

3/31/09

MDV-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Allied World Assurance Co. Holdings Ltd.	2.7%
Aspen Insurance Holdings Ltd.	2.7%
J.M. Smucker Co.	2.0%
NVR, Inc.	1.9%
Waters Corp.	1.8%
Hasbro, Inc.	1.8%
Northeast Utilities	1.7%
PPG Industries, Inc.	1.7%
Darden Restaurants, Inc.	1.7%
Endurance Specialty Holdings Ltd.	1.6%

Equity sectors
Financial Services	20.3%
Utilities & Communications	14.4%
Technology	9.1%
Consumer Staples	9.0%
Health Care	7.3%
Retailing	6.1%
Leisure	6.1%
Industrial Goods & Services	6.0%
Basic Materials	5.8%
Energy	5.1%
Autos & Housing	4.6%
Special Products & Services	2.6%
Transportation	1.5%

Percentages are based on net assets as of 3/31/09.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2008 through March 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	1.34%	$1,000.00	$663.49	$5.56
	Hypothetical (h)	1.34%	$1,000.00	$1,018.25	$6.74
B	Actual	2.00%	$1,000.00	$661.18	$8.28
	Hypothetical (h)	2.00%	$1,000.00	$1,014.96	$10.05
C	Actual	2.00%	$1,000.00	$661.43	$8.28
	Hypothetical (h)	2.00%	$1,000.00	$1,014.96	$10.05
I	Actual	1.00%	$1,000.00	$664.64	$4.15
	Hypothetical (h)	1.00%	$1,000.00	$1,019.95	$5.04
R1	Actual	2.00%	$1,000.00	$661.39	$8.28
	Hypothetical (h)	2.00%	$1,000.00	$1,014.96	$10.05
R2	Actual	1.50%	$1,000.00	$663.06	$6.22
	Hypothetical (h)	1.50%	$1,000.00	$1,017.45	$7.54
R3	Actual	1.25%	$1,000.00	$663.06	$5.18
	Hypothetical (h)	1.25%	$1,000.00	$1,018.70	$6.29
R4	Actual	1.00%	$1,000.00	$664.28	$4.15
	Hypothetical (h)	1.00%	$1,000.00	$1,019.95	$5.04
529A	Actual	1.44%	$1,000.00	$663.23	$5.97
	Hypothetical (h)	1.44%	$1,000.00	$1,017.75	$7.24
529B	Actual	2.10%	$1,000.00	$660.45	$8.69
	Hypothetical (h)	2.10%	$1,000.00	$1,014.46	$10.55
529C	Actual	2.10%	$1,000.00	$661.38	$8.70
	Hypothetical (h)	2.10%	$1,000.00	$1,014.46	$10.55

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.25% for Class A shares and 1.35% for Class 529A shares; the actual expenses paid during the period would have been approximately $5.19 for Class A shares and $5.60 for Class 529A shares; and the hypothetical expenses paid during the period would have been approximately $6.29 for Class A shares and $6.79 for Class 529A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

3/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.9%
Issuer	Shares/Par	Value ($)

Aerospace - 1.3%
Goodrich Corp.	67,436	$2,555,150
Precision Castparts Corp.	59,573	3,568,423

		$6,123,573
Airlines - 0.4%
UAL Corp. (a)	440,242	$1,972,284

Alcoholic Beverages - 0.6%
Molson Coors Brewing Co.	84,065	$2,881,748

Automotive - 0.6%
Johnson Controls, Inc.	222,507	$2,670,084

Biotechnology - 0.6%
Genzyme Corp. (a)	46,931	$2,787,232

Broadcasting - 0.9%
Omnicom Group, Inc.	181,314	$4,242,748

Brokerage & Asset Managers - 2.6%
Affiliated Managers Group, Inc. (a)	29,872	$1,245,961
Charles Schwab Corp.	192,358	2,981,549
CME Group, Inc.	4,147	1,021,779
Deutsche Boerse AG	37,830	2,280,841
Invesco Ltd.	225,836	3,130,087
TD AMERITRADE Holding Corp. (a)	140,660	1,942,515

		$12,602,732
Business Services - 2.6%
Dun & Bradstreet Corp.	45,097	$3,472,469
MasterCard, Inc., “A”	28,653	4,798,804
Western Union Co.	334,630	4,206,299

		$12,477,572
Chemicals - 2.3%
Celanese Corp.	195,333	$2,611,602
PPG Industries, Inc.	225,404	8,317,408

		$10,929,010

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 3.6%
Citrix Systems, Inc. (a)	92,170	$2,086,729
McAfee, Inc. (a)	164,698	5,517,383
MicroStrategy, Inc., “A” (a)	119,820	4,096,646
VeriSign, Inc. (a)	289,042	5,454,223

		$17,154,981
Construction - 4.0%
NVR, Inc. (a)	20,960	$8,965,640
Sherwin-Williams Co.	122,872	6,385,658
Stanley Works	86,296	2,512,939
Toll Brothers, Inc. (a)	69,874	1,268,912

		$19,133,149
Consumer Goods & Services - 3.0%
Avon Products, Inc.	158,476	$3,047,493
Clorox Co.	85,031	4,377,396
Mead Johnson Nutrition Co. (a)	240,746	6,950,337

		$14,375,226
Containers - 1.3%
Ball Corp.	40,187	$1,744,116
Crown Holdings, Inc. (a)	194,270	4,415,757

		$6,159,873
Electrical Equipment - 2.4%
AMETEK, Inc.	81,998	$2,564,077
Rockwell Automation, Inc.	200,912	4,387,918
W.W. Grainger, Inc.	68,858	4,832,454

		$11,784,449
Electronics - 3.1%
Agilent Technologies, Inc. (a)	493,453	$7,584,373
ASML Holding N.V.	78,750	1,378,912
National Semiconductor Corp.	587,482	6,033,440

		$14,996,725
Energy - Independent - 3.5%
CONSOL Energy, Inc.	60,104	$1,517,025
Newfield Exploration Co. (a)	57,960	1,315,692
Noble Energy, Inc.	113,989	6,141,727
Plains Exploration & Production Co. (a)	203,602	3,508,062
Ultra Petroleum Corp. (a)	120,870	4,338,024

		$16,820,530

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 4.0%
Hain Celestial Group, Inc. (a)	72,013	$1,025,465
J.M. Smucker Co.	256,011	9,541,530
McCormick & Co., Inc.	78,687	2,326,775
Pepsi Bottling Group, Inc.	279,099	6,179,252

		$19,073,022
Food & Drug Stores - 0.5%
Kroger Co.	118,256	$2,509,392

Gaming & Lodging - 0.2%
Royal Caribbean Cruises Ltd.	149,200	$1,195,092

General Merchandise - 0.8%
Macy’s, Inc.	433,500	$3,858,150

Insurance - 10.1%
Allied World Assurance Co. Holdings Ltd.	342,784	$13,036,076
Aon Corp.	120,080	4,901,666
Aspen Insurance Holdings Ltd.	578,893	13,001,937
Employers Holdings, Inc.	295,429	2,818,393
Endurance Specialty Holdings Ltd.	318,252	7,937,205
MetLife, Inc.	119,914	2,730,442
Prudential Financial, Inc.	113,975	2,167,804
W.R. Berkley Corp.	87,326	1,969,201

		$48,562,724
Leisure & Toys - 3.0%
Electronic Arts, Inc. (a)	311,934	$5,674,079
Hasbro, Inc.	340,160	8,527,811

		$14,201,890
Machinery & Tools - 1.3%
Eaton Corp.	116,007	$4,276,018
Kennametal, Inc.	136,406	2,211,141

		$6,487,159
Major Banks - 1.0%
PNC Financial Services Group, Inc.	111,106	$3,254,295
State Street Corp.	52,219	1,607,301

		$4,861,596

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 2.3%
DaVita, Inc. (a)	50,625	$2,224,969
IDEXX Laboratories, Inc. (a)	62,289	2,153,954
Laboratory Corp. of America Holdings (a)	40,027	2,341,179
LifePoint Hospitals, Inc. (a)	91,788	1,914,698
VCA Antech, Inc. (a)	114,001	2,570,723

		$11,205,523
Medical Equipment - 3.9%
Becton, Dickinson & Co.	57,346	$3,855,945
DENTSPLY International, Inc.	147,953	3,972,538
Waters Corp. (a)	232,798	8,601,886
Zimmer Holdings, Inc. (a)	70,700	2,580,550

		$19,010,919
Natural Gas - Distribution - 3.8%
EQT Corp.	122,418	$3,835,356
Questar Corp.	266,823	7,852,601
Sempra Energy	111,668	5,163,528
Spectra Energy Corp.	112,490	1,590,609

		$18,442,094
Natural Gas - Pipeline - 0.8%
Williams Cos., Inc.	336,372	$3,827,913

Network & Telecom - 1.4%
Ciena Corp. (a)	849,216	$6,606,900

Oil Services - 1.6%
Exterran Holdings, Inc. (a)	187,110	$2,997,502
Helmerich & Payne, Inc.	50,923	1,159,517
Noble Corp.	151,533	3,650,430

		$7,807,449
Other Banks & Diversified Financials - 3.7%
City National Corp.	78,888	$2,664,048
Discover Financial Services	269,002	1,697,403
New York Community Bancorp, Inc.	235,054	2,625,553
NewAlliance Bancshares, Inc.	320,742	3,765,511
People’s United Financial, Inc.	391,985	7,043,970

		$17,796,485
Personal Computers & Peripherals - 1.0%
NetApp, Inc. (a)	319,227	$4,737,329

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 0.5%
Allergan, Inc.	55,410	$2,646,382

Pollution Control - 1.0%
Republic Services, Inc.	281,174	$4,822,134

Railroad & Shipping - 0.3%
Norfolk Southern Corp.	46,730	$1,577,137

Real Estate - 2.9%
Host Hotels & Resorts, Inc., REIT	633,530	$2,483,438
Kilroy Realty Corp., REIT	209,510	3,601,477
Mack-Cali Realty Corp., REIT	397,270	7,869,919

		$13,954,834
Restaurants - 2.0%
Darden Restaurants, Inc.	239,203	$8,195,095
P.F. Chang’s China Bistro, Inc. (a)	64,908	1,485,095

		$9,680,190
Specialty Chemicals - 2.2%
Air Products & Chemicals, Inc.	117,723	$6,621,919
Airgas, Inc.	73,115	2,472,018
RPM International, Inc.	125,285	1,594,878

		$10,688,815
Specialty Stores - 4.8%
Abercrombie & Fitch Co., “A”	139,700	$3,324,860
J. Crew Group, Inc. (a)	143,661	1,893,452
Nordstrom, Inc.	155,184	2,599,332
O’Reilly Automotive, Inc. (a)	102,393	3,584,779
PetSmart, Inc.	309,583	6,488,860
Staples, Inc.	141,429	2,561,279
Tiffany & Co.	119,966	2,586,467

		$23,039,029
Telecommunications - Wireless - 0.6%
Cellcom Israel Ltd.	133,170	$2,836,521

Telephone Services - 1.3%
Embarq Corp.	70,056	$2,651,620
Virgin Media, Inc.	253,352	1,216,090
Windstream Corp.	287,349	2,316,033

		$6,183,743

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 1.4%
Lorillard, Inc.	109,165	$6,739,847

Trucking - 0.8%
J.B. Hunt Transport Services, Inc.	56,567	$1,363,830
TNT N.V.	136,520	2,336,180

		$3,700,010
Utilities - Electric Power - 7.9%
AES Corp. (a)	212,966	$1,237,332
Allegheny Energy, Inc.	121,962	2,825,860
CMS Energy Corp.	618,952	7,328,392
DPL, Inc.	110,120	2,482,105
Northeast Utilities	386,640	8,347,558
NRG Energy, Inc. (a)	371,381	6,536,306
Progress Energy, Inc.	82,797	3,002,219
Xcel Energy, Inc.	336,477	6,268,566

		$38,028,338
Total Common Stocks (Identified Cost, $538,244,998)		$471,192,533

Money Market Funds (v) - 2.4%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	11,522,897	$11,522,897
Total Investments (Identified Cost, $549,767,895)		$482,715,430

Other Assets, Less Liabilities - (0.3)%		(1,259,679)
Net Assets - 100.0%		$481,455,751

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $538,244,998)	$471,192,533
Underlying funds, at cost and value	11,522,897
Total investments, at value (identified cost, $549,767,895)		$482,715,430
Cash	69,882
Receivable for fund shares sold	3,389,030
Dividends receivable	684,069
Receivable from investment adviser	68,966
Other assets	7,076
Total assets		$486,934,453
Liabilities
Payable for investments purchased	$204,834
Payable for fund shares reacquired	4,800,935
Payable to affiliates
Management fee	19,715
Shareholder servicing costs	354,439
Distribution and service fees	3,179
Administrative services fee	600
Program manager fees	5
Payable for independent trustees’ compensation	1,945
Accrued expenses and other liabilities	93,050
Total liabilities		$5,478,702
Net assets		$481,455,751
Net assets consist of
Paid-in capital	$875,940,095
Unrealized appreciation (depreciation) on investments	(67,052,465)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(329,147,560)
Undistributed net investment income	1,715,681
Net assets		$481,455,751
Shares of beneficial interest outstanding		70,170,092

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$88,856,820
Shares outstanding	13,085,840
Net asset value per share		$6.79
Offering price per share (100/94.25 × net asset value per share)		$7.20
Class B shares
Net assets	$17,910,356
Shares outstanding	2,717,027
Net asset value and offering price per share		$6.59
Class C shares
Net assets	$12,144,900
Shares outstanding	1,844,088
Net asset value and offering price per share		$6.59
Class I shares
Net assets	$352,241,099
Shares outstanding	50,977,150
Net asset value, offering price, and redemption price per share		$6.91
Class R1 shares
Net assets	$1,068,912
Shares outstanding	164,191
Net asset value, offering price, and redemption price per share		$6.51
Class R2 shares
Net assets	$7,641,605
Shares outstanding	1,143,767
Net asset value, offering price, and redemption price per share		$6.68
Class R3 shares
Net assets	$589,743
Shares outstanding	86,795
Net asset value, offering price, and redemption price per share		$6.79
Class R4 shares
Net assets	$101,353
Shares outstanding	14,895
Net asset value, offering price, and redemption price per share		$6.80
Class 529A shares
Net assets	$526,626
Shares outstanding	78,467
Net asset value and redemption price per share		$6.71
Offering price per share (100/94.25 × net asset value per share)		$7.12

Statement of Assets and Liabilities (unaudited) – continued

Class 529B shares
Net assets	$129,942
Shares outstanding	20,139
Net asset value and offering price per share		$6.45
Class 529C shares
Net assets	$244,395
Shares outstanding	37,733
Net asset value and offering price per share		$6.48

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$7,479,119
Interest	12,830
Dividends from underlying funds	7,928
Foreign taxes withheld	(23,596)
Total investment income		$7,476,281
Expenses
Management fee	$1,868,180
Distribution and service fees	366,316
Program manager fees	450
Shareholder servicing costs	825,729
Administrative services fee	55,123
Independent trustees’ compensation	10,527
Custodian fee	83,417
Shareholder communications	25,798
Auditing fees	14,426
Legal fees	8,935
Miscellaneous	87,008
Total expenses		$3,345,909
Fees paid indirectly	(937)
Reduction of expenses by investment adviser	(483,594)
Net expenses		$2,861,378
Net investment income		$4,614,903
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(318,532,080)
Foreign currency transactions	(22,931)
Net realized gain (loss) on investments and foreign currency transactions		$(318,555,011)
Net change in unrealized appreciation (depreciation) investments		$77,791,942
Net realized and unrealized gain (loss) on investments		$(240,763,069)
Change in net assets from operations		$(236,148,166)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/09 (unaudited)	Year ended 9/30/08
From operations
Net investment income	$4,614,903	$6,998,572
Net realized gain (loss) on investments and foreign currency transactions	(318,555,011)	2,932,775
Net unrealized gain (loss) on investments	77,791,942	(239,709,157)
Change in net assets from operations	$(236,148,166)	$(229,777,810)
Distributions declared to shareholders
From net investment income
Class A	$(1,312,991)	$(1,834,704)
Class B	(6,243)	—
Class C	(22,850)	(8,477)
Class I	(6,426,650)	(6,930,188)
Class R1	(5,209)	(7,176)
Former Class R2 (b)	—	(46,357)
Class R2	(106,957)	(33,600)
Class R3	(7,291)	(13,330)
Class R4	(652)	(669)
Class 529A	(6,918)	(5,508)
Class 529B	(356)	—
Class 529C	(232)	—
From net realized gain on investments
Class A	—	(17,666,240)
Class B	—	(5,521,190)
Class C	—	(3,078,198)
Class I	—	(50,382,710)
Class R (b)	—	(108,301)
Class R1	—	(140,107)
Former Class R2 (b)	—	(760,266)
Class R2	—	(419,458)
Class R3	—	(144,200)
Class R4	—	(5,341)
Class 529A	—	(83,370)
Class 529B	—	(25,265)
Class 529C	—	(34,695)
Total distributions declared to shareholders	$(7,896,349)	$(87,249,350)

Statements of Changes in Net Assets – continued

	Six months ended 3/31/09 (unaudited)	Year ended 9/30/08
Change in net assets from fund share transactions	$16,440,995	$132,170,445
Total change in net assets	$(227,603,520)	$(184,856,715)
Net assets
At beginning of period	709,059,271	893,915,986
At end of period (including undistributed net investment income of $1,715,681 and $4,997,127, respectively)	$481,455,751	$709,059,271

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.37		$15.15	$13.47	$14.45	$13.13	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.08	$0.13	$0.05	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.54)		(3.50)	2.00	0.56	2.56	2.43
Total from investment operations	$(3.48)		$(3.42)	$2.13	$0.61	$2.55	$2.41
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.13)	$(0.05)	$—	$—	$—
From net realized gain on investments	—		(1.23)	(0.40)	(1.59)	(1.23)	—
Total distributions declared to shareholders	$(0.10)		$(1.36)	$(0.45)	$(1.59)	$(1.23)	$—
Net asset value, end of period	$6.79		$10.37	$15.15	$13.47	$14.45	$13.13
Total return (%) (r)(s)(t)	(33.65	)(n)	(24.36)	16.12	4.41	20.11	22.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.34	1.29	1.34	1.36	1.36
Expenses after expense reductions (f)	1.34	(a)	1.34	1.29	1.34	1.35	1.34
Net investment income (loss)	1.67	(a)	0.64	0.85	0.34	(0.07)	(0.17)
Portfolio turnover	90		69	56	122	126	128
Net assets at end of period (000 Omitted)	$88,857		$144,892	$148,571	$146,373	$142,972	$83,631

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class B			2008		2007	2006	2005	2004

Net asset value, beginning of period	$9.97		$14.57		$13.01	$14.10	$12.91	$10.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.00	)(w)	$0.03	$(0.04)	$(0.10)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.42)		(3.37)		1.93	0.54	2.52	2.40
Total from investment operations	$(3.38)		$(3.37)		$1.96	$0.50	$2.42	$2.30
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—		$—	$—	$—	$—
From net realized gain on investments	—		(1.23)		(0.40)	(1.59)	(1.23)	—
Total distributions declared to shareholders	$(0.00	)(w)	$(1.23)		$(0.40)	$(1.59)	$(1.23)	$—
Net asset value, end of period	$6.59		$9.97		$14.57	$13.01	$14.10	$12.91
Total return (%) (r)(s)(t)	(33.88	)(n)	(24.84)		15.31	3.68	19.40	21.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	1.99		1.94	1.99	2.01	2.01
Expenses after expense reductions (f)	2.00	(a)	1.99		1.94	1.99	2.00	1.99
Net investment income (loss)	1.01	(a)	(0.03)		0.20	(0.33)	(0.73)	(0.82)
Portfolio turnover	90		69		56	122	126	128
Net assets at end of period (000 Omitted)	$17,910		$34,037		$72,726	$88,922	$113,672	$88,348

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class C			2008		2007	2006	2005	2004

Net asset value, beginning of period	$9.98		$14.58		$13.01	$14.10	$12.92	$10.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.00	)(w)	$0.03	$(0.04)	$(0.10)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.42)		(3.37)		1.94	0.54	2.51	2.41
Total from investment operations	$(3.38)		$(3.37)		$1.97	$0.50	$2.41	$2.31
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.00	)(w)	$—	$—	$—	$—
From net realized gain on investments	—		(1.23)		(0.40)	(1.59)	(1.23)	—
Total distributions declared to shareholders	$(0.01)		$(1.23)		$(0.40)	$(1.59)	$(1.23)	$—
Net asset value, end of period	$6.59		$9.98		$14.58	$13.01	$14.10	$12.92
Total return (%) (r)(s)(t)	(33.86	)(n)	(24.80)		15.38	3.68	19.30	21.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	1.99		1.94	1.99	2.01	2.01
Expenses after expense reductions (f)	2.00	(a)	1.99		1.94	1.99	2.00	1.99
Net investment income (loss)	1.01	(a)	(0.02)		0.20	(0.31)	(0.72)	(0.82)
Portfolio turnover	90		69		56	122	126	128
Net assets at end of period (000 Omitted)	$12,145		$21,381		$41,066	$39,939	$42,162	$25,482

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.59		$15.43	$13.72	$14.65	$13.25	$10.80
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.13	$0.18	$0.10	$0.04	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(3.61)		(3.57)	2.04	0.56	2.59	2.45
Total from investment operations	$(3.54)		$(3.44)	$2.22	$0.66	$2.63	$2.47
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.17)	$(0.11)	$—	$—	$—
From net realized gain on investments	—		(1.23)	(0.40)	(1.59)	(1.23)	(0.02)
Total distributions declared to shareholders	$(0.14)		$(1.40)	$(0.51)	$(1.59)	$(1.23)	$(0.02)
Net asset value, end of period	$6.91		$10.59	$15.43	$13.72	$14.65	$13.25
Total return (%) (r)(s)	(33.54	)(n)	(24.07)	16.47	4.72	20.56	22.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	0.99	0.94	0.99	1.01	1.01
Expenses after expense reductions (f)	1.00	(a)	0.99	0.94	0.99	1.00	0.99
Net investment income	2.00	(a)	1.01	1.21	0.72	0.28	0.18
Portfolio turnover	90		69	56	122	126	128
Net assets at end of period (000 Omitted)	$352,241		$493,192	$610,121	$498,403	$386,860	$249,118

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R1			2008		2007	2006	2005 (i)

Net asset value, beginning of period	$9.89		$14.54		$12.99	$14.09	$13.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.00	)(w)	$0.01	$(0.04)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.38)		(3.36)		1.94	0.53	1.12	(g)
Total from investment operations	$(3.35)		$(3.36)		$1.95	$0.49	$1.06
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.06)		$—	$—	$—
From net realized gain on investments	—		(1.23)		(0.40)	(1.59)	—
Total distributions declared to shareholders	$(0.03)		$(1.29)		$(0.40)	$(1.59)	$—
Net asset value, end of period	$6.51		$9.89		$14.54	$12.99	$14.09
Total return (%) (r)(s)	(33.86	)(n)	(24.89)		15.25	3.61	8.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.03		2.09	2.19	2.21	(a)
Expenses after expense reductions (f)	2.00	(a)	2.03		2.04	2.09	2.20	(a)
Net investment income (loss)	1.00	(a)	(0.00)		0.07	(0.32)	(0.83	)(a)
Portfolio turnover	90		69		56	122	126
Net assets at end of period (000 Omitted)	$1,069		$1,516		$1,215	$849	$313

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$10.21		$14.93	$13.29	$14.31	$13.06	$11.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.07	$0.08	$0.01	$(0.06)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.49)		(3.46)	1.99	0.56	2.54	1.74	(g)
Total from investment operations	$(3.44)		$(3.39)	$2.07	$0.57	$2.48	$1.68
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.10)	$(0.03)	$—	$—	$—
From net realized gain on investments	—		(1.23)	(0.40)	(1.59)	(1.23)	(0.01)
Total distributions declared to shareholders	$(0.09)		$(1.33)	$(0.43)	$(1.59)	$(1.23)	$(0.01)
Net asset value, end of period	$6.68		$10.21	$14.93	$13.29	$14.31	$13.06
Total return (%) (r)(s)	(33.69	)(n)	(24.49)	15.80	4.16	19.66	14.79	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.51	1.63	1.74	1.76	1.78	(a)
Expenses after expense reductions (f)	1.50	(a)	1.51	1.59	1.64	1.75	1.76	(a)
Net investment income (loss)	1.50	(a)	0.59	0.52	0.09	(0.45)	(0.62	)(a)
Portfolio turnover	90		69	56	122	126	128
Net assets at end of period (000 Omitted)	$7,642		$11,366	$4,275	$2,415	$1,218	$212

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$10.37		$15.11	$13.46	$14.45	$13.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.09	$0.12	$0.09	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.55)		(3.49)	2.00	0.51	1.13	(g)
Total from investment operations	$(3.49)		$(3.40)	$2.12	$0.60	$1.13
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.11)	$(0.07)	$—	$—
From net realized gain on investments	—		(1.23)	(0.40)	(1.59)	—
Total distributions declared to shareholders	$(0.09)		$(1.34)	$(0.47)	$(1.59)	$—
Net asset value, end of period	$6.79		$10.37	$15.11	$13.46	$14.45
Total return (%) (r)(s)	(33.69	)(n)	(24.23)	16.06	4.33	8.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.27	1.34	1.39	1.41	(a)
Expenses after expense reductions (f)	1.25	(a)	1.27	1.34	1.39	1.40	(a)
Net investment income (loss)	1.77	(a)	0.73	0.80	0.68	(0.06	)(a)
Portfolio turnover	90		69	56	122	126
Net assets at end of period (000 Omitted)	$590		$1,333	$1,187	$1,194	$54

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$10.43		$15.21	$13.53	$14.48	$13.32
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.12	$0.17	$0.08	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(3.56)		(3.52)	2.00	0.56	1.14	(g)
Total from investment operations	$(3.49)		$(3.40)	$2.17	$0.64	$1.16
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.15)	$(0.09)	$—	$—
From net realized gain on investments	—		(1.23)	(0.40)	(1.59)	—
Total distributions declared to shareholders	$(0.14)		$(1.38)	$(0.49)	$(1.59)	$—
Net asset value, end of period	$6.80		$10.43	$15.21	$13.53	$14.48
Total return (%) (r)(s)	(33.57	)(n)	(24.11)	16.37	4.63	8.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.02	1.04	1.09	1.11	(a)
Expenses after expense reductions (f)	1.00	(a)	1.02	1.04	1.09	1.10	(a)
Net investment income	2.05	(a)	0.98	1.11	0.60	0.24	(a)
Portfolio turnover	90		69	56	122	126
Net assets at end of period (000 Omitted)	$101		$50	$66	$57	$54

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class 529A			2008	2007		2006	2005	2004

Net asset value, beginning of period	$10.24		$14.96	$13.29		$14.32	$13.05	$10.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.06	$0.08		$0.01	$(0.04)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.50)		(3.47)	1.99		0.55	2.54	2.42
Total from investment operations	$(3.44)		$(3.41)	$2.07		$0.56	$2.50	$2.37
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.08)	$(0.00	)(w)	$—	$—	$—
From net realized gain on investments	—		(1.23)	(0.40)		(1.59)	(1.23)	—
Total distributions declared to shareholders	$(0.09)		$(1.31)	$(0.40)		$(1.59)	$(1.23)	$—
Net asset value, end of period	$6.71		$10.24	$14.96		$13.29	$14.32	$13.05
Total return (%) (r)(s)(t)	(33.68	)(n)	(24.53)	15.83		4.08	19.83	22.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.52	1.54		1.59	1.61	1.62
Expenses after expense reductions (f)	1.44	(a)	1.52	1.54		1.59	1.60	1.60
Net investment income (loss)	1.56	(a)	0.48	0.60		0.11	(0.32)	(0.42)
Portfolio turnover	90		69	56		122	126	128
Net assets at end of period (000 Omitted)	$527		$813	$1,048		$1,252	$1,038	$643

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class 529B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.79		$14.35	$12.84	$13.97	$12.84	$10.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.02)	$(0.01)	$(0.07)	$(0.13)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.35)		(3.31)	1.92	0.53	2.49	2.39
Total from investment operations	$(3.32)		$(3.33)	$1.91	$0.46	$2.36	$2.26
Less distributions declared to shareholders
From net investment income	$(0.02)		$—	$—	$—	$—	$—
From net realized gain on investments	—		(1.23)	(0.40)	(1.59)	(1.23)	—
Total distributions declared to shareholders	$(0.02)		$(1.23)	$(0.40)	$(1.59)	$(1.23)	$—
Net asset value, end of period	$6.45		$9.79	$14.35	$12.84	$13.97	$12.84
Total return (%) (r)(s)(t)	(33.95	)(n)	(24.94)	15.11	3.40	19.01	21.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30	(a)	2.17	2.19	2.24	2.26	2.26
Expenses after expense reductions (f)	2.10	(a)	2.17	2.19	2.24	2.25	2.24
Net investment income (loss)	0.91	(a)	(0.18)	(0.04)	(0.56)	(0.97)	(1.07)
Portfolio turnover	90		69	56	122	126	128
Net assets at end of period (000 Omitted)	$130		$206	$293	$214	$174	$135

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class 529C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.81		$14.38	$12.87	$14.00	$12.86	$10.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.02)	$(0.01)	$(0.07)	$(0.13)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.35)		(3.32)	1.92	0.53	2.50	2.40
Total from investment operations	$(3.32)		$(3.34)	$1.91	$0.46	$2.37	$2.27
Less distributions declared to shareholders
From net investment income	$(0.01)		$—	$—	$—	$—	$—
From net realized gain on investments	—		(1.23)	(0.40)	(1.59)	(1.23)	—
Total distributions declared to shareholders	$(0.01)		$(1.23)	$(0.40)	$(1.59)	$(1.23)	$—
Net asset value, end of period	$6.48		$9.81	$14.38	$12.87	$14.00	$12.86
Total return (%) (r)(s)(t)	(33.86	)(n)	(24.97)	15.08	3.39	19.06	21.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.29	(a)	2.17	2.19	2.24	2.26	2.26
Expenses after expense reductions (f)	2.10	(a)	2.17	2.19	2.24	2.25	2.24
Net investment income (loss)	0.91	(a)	(0.19)	(0.04)	(0.55)	(0.95)	(1.06)
Portfolio turnover	90		69	56	122	126	128
Net assets at end of period (000 Omitted)	$244		$273	$439	$396	$353	$178

See Notes to Financial Statements

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2), and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mid Cap Value Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the funds’ financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported

Notes to Financial Statements (unaudited) – continued

that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on

Notes to Financial Statements (unaudited) – continued

third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$482,715,430	$—	$—	$482,715,430
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency

Notes to Financial Statements (unaudited) – continued

exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s

Notes to Financial Statements (unaudited) – continued

federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/08
Ordinary income (including any short-term capital gains)	$41,000,968
Long-term capital gain	46,248,382
Total distributions	$87,249,350

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/09
Cost of investments	$550,927,914
Gross appreciation	19,242,489
Gross depreciation	(87,454,973)
Net unrealized appreciation (depreciation)	$(68,212,484)

As of 9/30/08
Undistributed ordinary income	4,997,127
Post-October capital loss deferral	(9,385,546)
Other temporary differences	(46,984)
Net unrealized appreciation (depreciation)	(146,004,426)

The aggregate cost above includes prior fiscal year end tax adjustments.

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended March 31, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.25% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2010. For the six months ended March 31, 2009, this reduction amounted to $482,274 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,824 and $336 for the six months ended March 31, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.34%	$163,230
Class B	0.75%	0.25%	1.00%	1.00%	106,109
Class C	0.75%	0.25%	1.00%	1.00%	68,197
Class R1	0.75%	0.25%	1.00%	1.00%	5,441
Class R2	0.25%	0.25%	0.50%	0.50%	19,902
Class R3	—	0.25%	0.25%	0.25%	821
Class 529A	—	0.25%	0.25%	0.34%	947
Class 529B	0.75%	0.25%	1.00%	1.00%	701
Class 529C	0.75%	0.25%	1.00%	1.00%	968
Total Distribution and Service Fees					$366,316

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A and 0.25% Class 529A annual distribution fees were eliminated. Prior to March 1, 2009, the 0.10% of the Class A distribution fee was paid by the fund. Prior to March 1, 2009, 0.10% of the Class 529A distribution fee was paid by the fund and the remaining 0.15% was not in effect.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2009, were as follows:

Amount
Class A	$5
Class B	15,448
Class C	410
Class 529B	4

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the

Notes to Financial Statements (unaudited) – continued

Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2009, were as follows:

Amount
Class 529A	$283
Class 529B	70
Class 529C	97
Total Program Manager Fees	$450

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2009, the fee was $128,981, which equated to 0.0517% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $190,540.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2009, these costs for the fund amounted to $506,208 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended March 31, 2009 was equivalent to an annual effective rate of 0.0221% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers

Notes to Financial Statements (unaudited) – continued

of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,015 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,320, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $486,464,422 and $461,350,143, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/09		Year ended 9/30/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,738,945	$12,538,153	8,513,261	$122,557,176
Class B	143,223	1,009,032	250,698	3,093,764
Class C	181,050	1,252,622	321,786	4,022,160
Class I	14,245,906	93,446,858	4,919,019	62,472,622
Class R (b)	—	—	58,648	822,596
Class R1	30,781	206,284	95,755	1,206,587
Former Class R2 (b)	—	—	245,625	3,102,506
Class R2	323,341	2,295,263	1,126,907	13,952,889
Class R3	23,558	168,014	86,565	1,172,199
Class R4	9,989	65,327	—	—
Class 529A	7,976	55,448	17,032	213,237
Class 529B	2,694	20,328	1,233	15,072
Class 529C	12,262	73,146	3,944	48,860
	16,719,725	$111,130,475	15,640,473	$212,679,668
Shares issued to shareholders in reinvestment of distributions
Class A	89,853	$643,349	886,185	$11,431,766
Class B	836	5,827	412,477	5,143,592
Class C	2,867	19,940	219,904	2,744,401
Class I	882,781	6,426,650	4,361,712	57,312,898
Class R (b)	—	—	7,701	99,727
Class R1	757	5,209	11,907	147,283
Former Class R2 (b)	—	—	64,839	806,603
Class R2	15,086	106,354	35,618	453,058
Class R3	1,018	7,291	12,221	157,530
Class R4	91	652	464	6,010
Class 529A	977	6,918	6,965	88,878
Class 529B	52	356	2,062	25,265
Class 529C	34	232	2,823	34,695
	994,352	$7,222,778	6,024,878	$78,451,706

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/09		Year ended 9/30/08
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,712,267)	$(19,606,380)	(5,238,485)	$(67,036,601)
Class B	(839,552)	(5,856,393)	(2,240,533)	(27,482,883)
Class C	(482,629)	(3,365,617)	(1,215,039)	(15,163,882)
Class I	(10,711,054)	(70,137,751)	(2,253,635)	(27,947,235)
Class R (b)	—	—	(373,990)	(5,227,754)
Class R1	(20,561)	(136,319)	(38,010)	(453,465)
Former Class R2 (b)	—	—	(876,472)	(10,598,412)
Class R2	(307,319)	(2,175,124)	(336,203)	(4,103,992)
Class R3	(66,395)	(523,321)	(48,723)	(606,496)
Class R4	—	—	—	—
Class 529A	(9,829)	(68,219)	(14,724)	(193,850)
Class 529B	(3,658)	(26,649)	(2,686)	(31,226)
Class 529C	(2,365)	(16,485)	(9,465)	(115,133)
	(15,155,629)	$(101,912,258)	(12,647,965)	$(158,960,929)
Net change
Class A	(883,469)	$(6,424,878)	4,160,961	$66,952,341
Class B	(695,493)	(4,841,534)	(1,577,358)	(19,245,527)
Class C	(298,712)	(2,093,055)	(673,349)	(8,397,321)
Class I	4,417,633	29,735,757	7,027,096	91,838,285
Class R (b)	—	—	(307,641)	(4,305,431)
Class R1	10,977	75,174	69,652	900,405
Former Class R2 (b)	—	—	(566,008)	(6,689,303)
Class R2	31,108	226,493	826,322	10,301,955
Class R3	(41,819)	(348,016)	50,063	723,233
Class R4	10,080	65,979	464	6,010
Class 529A	(876)	(5,853)	9,273	108,265
Class 529B	(912)	(5,965)	609	9,111
Class 529C	9,931	56,893	(2,698)	(31,578)
	2,558,448	$16,440,995	9,017,386	$132,170,445

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 29%, 21%, 15%, and 5%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2009, the fund’s commitment fee and interest expense were $1,917 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	67,681,956	(56,159,059)	11,522,897

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,928	$11,522,897

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Blended ResearchSM Core Equity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

3/31/09

UNE-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	5.5%
Chevron Corp.	2.5%
Intel Corp.	2.2%
International Business Machines Corp.	2.1%
Procter & Gamble Co.	2.0%
Wal-Mart Stores, Inc.	2.0%
Johnson & Johnson	2.0%
Microsoft Corp.	1.8%
AT&T, Inc.	1.8%
Pfizer, Inc.	1.7%

Equity sectors
Technology	16.8%
Health Care	14.0%
Energy	13.4%
Financial Services	11.1%
Consumer Staples	9.0%
Utilities & Communications	7.5%
Industrial Goods & Services	7.0%
Retailing	6.5%
Leisure	4.2%
Basic Materials	3.8%
Special Products & Services	2.2%
Transportation	2.1%
Autos & Housing	1.4%

Percentages are based on net assets as of 3/31/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2008 through March 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.90%	$1,000.00	$701.93	$3.82
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
B	Actual	1.60%	$1,000.00	$699.58	$6.78
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
C	Actual	1.60%	$1,000.00	$699.85	$6.78
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
I	Actual	0.60%	$1,000.00	$702.77	$2.55
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
R1	Actual	1.60%	$1,000.00	$699.22	$6.78
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
R2	Actual	1.10%	$1,000.00	$701.23	$4.67
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
R3	Actual	0.85%	$1,000.00	$702.68	$3.61
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
R4	Actual	0.60%	$1,000.00	$703.11	$2.55
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.86% for Class A shares; the actual expenses paid during the period would have been approximately $3.65 for Class A shares; and the hypothetical expenses paid during the period would have been approximately $4.33 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

3/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.0%
Issuer	Shares/Par	Value ($)

Aerospace - 3.2%
Lockheed Martin Corp.	2,702	$186,512
Northrop Grumman Corp.	5,669	247,395
Precision Castparts Corp.	1,460	87,454
United Technologies Corp.	2,570	110,459

		$631,820
Apparel Manufacturers - 0.5%
NIKE, Inc., “B”	2,030	$95,187

Automotive - 0.5%
Johnson Controls, Inc.	8,770	$105,240

Biotechnology - 2.2%
Amgen, Inc. (a)	4,700	$232,744
Genzyme Corp. (a)	1,420	84,334
Gilead Sciences, Inc. (a)	2,520	116,726

		$433,804
Broadcasting - 0.8%
Time Warner, Inc.	3,930	$75,849
Walt Disney Co.	4,600	83,536

		$159,385
Brokerage & Asset Managers - 0.6%
CME Group, Inc.	440	$108,412

Business Services - 1.3%
Accenture Ltd., “A”	4,260	$117,107
Visa, Inc., “A”	1,450	80,620
Western Union Co.	5,050	63,479

		$261,206
Cable TV - 1.4%
Comcast Corp., “A”	14,637	$199,649
Time Warner Cable, Inc.	3,052	75,690

		$275,339

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 2.2%
3M Co.	3,740	$185,953
Ecolab, Inc.	2,850	98,981
PPG Industries, Inc.	4,250	156,825

		$441,759
Computer Software - 4.1%
McAfee, Inc. (a)	2,890	$96,815
Microsoft Corp.	19,942	366,335
Oracle Corp.	16,214	292,987
VeriSign, Inc. (a)	3,358	63,365

		$819,502
Computer Software - Systems - 6.2%
Apple, Inc. (a)	2,878	$302,535
Computer Sciences Corp. (a)	2,140	78,838
EMC Corp. (a)	9,870	112,518
Hewlett-Packard Co.	10,150	325,409
International Business Machines Corp.	4,311	417,693

		$1,236,993
Construction - 0.9%
NVR, Inc. (a)	290	$124,048
Sherwin-Williams Co.	1,060	55,088

		$179,136
Consumer Goods & Services - 3.3%
Apollo Group, Inc., “A” (a)	2,390	$187,209
Avon Products, Inc.	3,830	73,651
Procter & Gamble Co.	8,551	402,667

		$663,527
Containers - 0.4%
Owens-Illinois, Inc. (a)	5,350	$77,254

Electrical Equipment - 2.3%
General Electric Co.	29,844	$301,723
Tyco Electronics Ltd.	8,360	92,294
WESCO International, Inc. (a)	3,820	69,218

		$463,235

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 3.2%
Applied Materials, Inc.	10,540	$113,305
Intel Corp.	29,117	438,211
National Semiconductor Corp.	8,720	89,554

		$641,070
Energy - Independent - 1.7%
Apache Corp.	3,820	$244,824
CONSOL Energy, Inc.	3,970	100,203

		$345,027
Energy - Integrated - 10.0%
Chevron Corp.	7,409	$498,181
Exxon Mobil Corp.	15,999	1,089,532
Hess Corp.	3,580	194,036
Marathon Oil Corp.	7,690	202,170

		$1,983,919
Food & Beverages - 4.8%
Archer Daniels Midland Co.	6,170	$171,403
Coca-Cola Co.	4,030	177,119
Coca-Cola Enterprises, Inc.	7,820	103,146
General Mills, Inc.	1,050	52,374
Pepsi Bottling Group, Inc.	10,350	229,149
PepsiCo, Inc.	4,215	216,988

		$950,179
Food & Drug Stores - 2.1%
CVS Caremark Corp.	7,566	$207,989
Kroger Co.	5,380	114,164
SUPERVALU, Inc.	6,530	93,248

		$415,401
General Merchandise - 2.7%
Family Dollar Stores, Inc.	4,010	$133,814
Wal-Mart Stores, Inc.	7,590	395,439

		$529,253
Health Maintenance Organizations - 1.7%
UnitedHealth Group, Inc.	9,230	$193,184
WellPoint, Inc. (a)	3,600	136,692

		$329,876

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 2.7%
Aflac, Inc.	3,880	$75,117
MetLife, Inc.	4,941	112,507
Prudential Financial, Inc.	4,697	89,337
Travelers Cos., Inc.	6,325	257,048

		$534,009
Internet - 1.3%
Google, Inc., “A” (a)	768	$267,310

Leisure & Toys - 0.7%
Hasbro, Inc.	5,200	$130,364

Machinery & Tools - 1.5%
Dover Corp.	5,540	$146,145
Eaton Corp.	3,929	144,823

		$290,968
Major Banks - 6.9%
Bank of America Corp.	11,706	$79,835
Bank of New York Mellon Corp.	8,520	240,690
Goldman Sachs Group, Inc.	1,711	181,400
JPMorgan Chase & Co.	12,063	320,635
Morgan Stanley	5,540	126,146
PNC Financial Services Group, Inc.	3,460	101,343
State Street Corp.	3,710	114,194
Wells Fargo & Co.	14,000	199,360

		$1,363,603
Medical Equipment - 2.2%
Boston Scientific Corp. (a)	11,380	$90,471
Medtronic, Inc.	5,050	148,824
Thermo Fisher Scientific, Inc. (a)	2,460	87,748
Zimmer Holdings, Inc. (a)	3,161	115,377

		$442,420
Network & Telecom - 1.4%
Cisco Systems, Inc. (a)	16,770	$281,233

Oil Services - 1.7%
Halliburton Co.	5,530	$85,549
Nabors Industries Ltd. (a)	4,980	49,750
Noble Corp.	3,620	87,206
Schlumberger Ltd.	3,030	123,079

		$345,584

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 0.4%
New York Community Bancorp, Inc.	7,870	$87,908

Personal Computers & Peripherals - 0.6%
NetApp, Inc. (a)	7,840	$116,346

Pharmaceuticals - 7.9%
Abbott Laboratories	3,290	$156,933
Eli Lilly & Co.	3,120	104,239
Johnson & Johnson	7,495	394,237
Merck & Co., Inc.	8,932	238,931
Pfizer, Inc.	25,420	346,220
Schering-Plough Corp.	5,960	140,358
Wyeth	4,324	186,105

		$1,567,023
Railroad & Shipping - 0.8%
Union Pacific Corp.	3,990	$164,029

Real Estate - 0.5%
Equity Residential, REIT	4,990	$91,567

Restaurants - 1.3%
Darden Restaurants, Inc.	7,530	$257,978

Specialty Chemicals - 1.2%
Air Products & Chemicals, Inc.	1,210	$68,063
Praxair, Inc.	2,636	177,376

		$245,439
Specialty Stores - 1.2%
Home Depot, Inc.	5,390	$126,988
Staples, Inc.	6,240	113,006

		$239,994
Telephone Services - 3.6%
AT&T, Inc.	14,214	$358,193
Qwest Communications International, Inc.	23,243	79,491
Verizon Communications, Inc.	9,166	276,813

		$714,497

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 1.8%
Altria Group, Inc.	9,252	$148,217
Philip Morris International, Inc.	5,990	213,124

		$361,341
Trucking - 1.3%
FedEx Corp.	2,670	$118,788
United Parcel Service, Inc., “B”	2,790	137,324

		$256,112
Utilities - Electric Power - 3.9%
Allegheny Energy, Inc.	2,930	$67,888
American Electric Power Co., Inc.	5,760	145,498
Edison International	6,149	177,153
FirstEnergy Corp.	2,200	84,920
FPL Group, Inc.	2,560	129,869
PG&E Corp.	1,930	73,765
Public Service Enterprise Group, Inc.	3,440	101,377

		$780,470
Total Investments (Identified Cost, $24,206,728)		$19,684,719

Other Assets, Less Liabilities - 1.0%		191,315
Net Assets - 100.0%		$19,876,034

(a)	Non-income producing security.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $24,206,728)	$19,684,719
Receivable for investments sold	6,496,421
Receivable for fund shares sold	5,055
Dividends receivable	48,473
Receivable from investment adviser	26,426
Other assets	921
Total assets		$26,262,015
Liabilities
Payable to custodian	$6,264,416
Payable for fund shares reacquired	61,051
Payable to affiliates
Management fee	657
Shareholder servicing costs	24,102
Distribution and service fees	281
Administrative services fee	96
Payable for independent trustees’ compensation	1,120
Accrued expenses and other liabilities	34,258
Total liabilities		$6,385,981
Net assets		$19,876,034
Net assets consist of
Paid-in capital	$39,787,981
Unrealized appreciation (depreciation) on investments	(4,522,009)
Accumulated distributions in excess of net realized gain on investments	(15,770,362)
Undistributed net investment income	380,424
Net assets		$19,876,034
Shares of beneficial interest outstanding		2,267,931

11

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$9,965,952
Shares outstanding	1,137,346
Net asset value per share		$8.76
Offering price per share (100/94.25 × net asset value per share)		$9.29
Class B shares
Net assets	$1,299,433
Shares outstanding	151,058
Net asset value and offering price per share		$8.60
Class C shares
Net assets	$1,182,362
Shares outstanding	138,471
Net asset value and offering price per share		$8.54
Class I shares
Net assets	$7,174,586
Shares outstanding	811,768
Net asset value, offering price, and redemption price per share		$8.84
Class R1 shares
Net assets	$63,220
Shares outstanding	7,382
Net asset value, offering price, and redemption price per share		$8.56
Class R2 shares
Net assets	$63,402
Shares outstanding	7,386
Net asset value, offering price, and redemption price per share		$8.58
Class R3 shares
Net assets	$63,493
Shares outstanding	7,259
Net asset value, offering price, and redemption price per share		$8.75
Class R4 shares
Net assets	$63,586
Shares outstanding	7,261
Net asset value, offering price, and redemption price per share		$8.76

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$517,450
Dividends from underlying funds	235
Interest	256
Total investment income		$517,941
Expenses
Management fee	$100,173
Distribution and service fees	39,349
Shareholder servicing costs	30,517
Administrative services fee	8,728
Independent trustees’ compensation	2,740
Custodian fee	11,016
Shareholder communications	11,994
Auditing fees	21,876
Legal fees	1,282
Registration fees	42,189
Miscellaneous	8,009
Total expenses		$277,873
Fees paid indirectly	(34)
Reduction of expenses by investment adviser and distributor	(140,823)
Net expenses		$137,016
Net investment income		$380,925
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions		$(15,451,448)
Change in unrealized appreciation (depreciation) Investments		$726,764
Net realized and unrealized gain (loss) on investments		$(14,724,684)
Change in net assets from operations		$(14,343,759)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 3/31/09	Year ended 9/30/08
Change in net assets	(unaudited)
From operations
Net investment income	$380,925	$832,572
Net realized gain (loss) on investments	(15,451,448)	6,300,713
Net unrealized gain (loss) on investments	726,764	(25,124,836)
Change in net assets from operations	$(14,343,759)	$(17,991,551)
Distributions declared to shareholders
From net investment income
Class A	$(117,083)	$(446,672)
Class B	(4,367)	(1,977)
Class C	(3,897)	(7,305)
Class I	(133,132)	(773,970)
Class R1	(491)	—
Class R2	(530)	—
Class R3	(539)	—
Class R4	(559)	—
From net realized gain on investments
Class A	(78,043)	(785,413)
Class B	(6,544)	(63,123)
Class C	(5,751)	(54,747)
Class I	(69,837)	(992,169)
Class R1	(298)	—
Class R2	(298)	—
Class R3	(293)	—
Class R4	(293)	—
Total distributions declared to shareholders	$(421,955)	$(3,125,376)
Change in net assets from fund share transactions	$(17,022,320)	$(31,310,327)
Total change in net assets	$(31,788,034)	$(52,427,254)
Net assets
At beginning of period	51,664,068	104,091,322
At end of period (including undistributed net investment income of $380,424 and $260,097, respectively)	$19,876,034	$51,664,068

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.61		$16.67	$14.01	$12.33	$10.82	$9.49
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.14	$0.09	$0.09	$0.10	$0.06
Net realized and unrealized gain (loss) on investments	(3.85)		(3.71)	2.65	1.70	1.47	1.33
Total from investment operations	$(3.75)		$(3.57)	$2.74	$1.79	$1.57	$1.39
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.17)	$(0.08)	$(0.11)	$(0.06)	$(0.06)
From net realized gain on investments	(0.04)		(0.32)	—	—	—	—
Total distributions declared to shareholders	$(0.10)		$(0.49)	$(0.08)	$(0.11)	$(0.06)	$(0.06)
Net asset value, end of period	$8.76		$12.61	$16.67	$14.01	$12.33	$10.82
Total return (%) (r)(s)(t)	(29.81	)(n)	(21.90)	19.64	14.58	14.51	14.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.38	1.35	1.47	1.54	1.52
Expenses after expense reductions (f)	0.90	(a)	1.18	1.30	1.30	1.30	1.30
Net investment income	2.17	(a)	0.91	0.60	0.66	0.88	0.54
Portfolio turnover	38		91	41	28	48	59
Net assets at end of period (000 Omitted)	$9,966		$25,907	$43,612	$24,213	$9,994	$7,896

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.38		$16.32	$13.74	$12.09	$10.62	$9.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.03	$(0.01)	$0.00 (w)	$0.03	$(0.01)
Net realized and unrealized gain (loss) on investments	(3.78)		(3.64)	2.61	1.66	1.44	1.30
Total from investment operations	$(3.71)		$(3.61)	$2.60	$1.66	$1.47	$1.29
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.01)	$(0.02)	$(0.01)	$—	$—
From net realized gain on investments	(0.04)		(0.32)	—	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.33)	$(0.02)	$(0.01)	$—	$—
Net asset value, end of period	$8.60		$12.38	$16.32	$13.74	$12.09	$10.62
Total return (%) (r)(s)(t)	(30.04	)(n)	(22.46)	18.90	13.74	13.84	13.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	(a)	2.03	2.00	2.13	2.19	2.17
Expenses after expense reductions (f)	1.60	(a)	1.85	1.95	1.95	1.95	1.95
Net investment income (loss)	1.52	(a)	0.23	(0.05)	0.03	0.25	(0.11)
Portfolio turnover	38		91	41	28	48	59
Net assets at end of period (000 Omitted)	$1,299		$2,034	$4,183	$2,376	$2,082	$2,234

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class C			2008	2007	2006	2005		2004

Net asset value, beginning of period	$12.29		$16.23	$13.67	$12.06	$10.59		$9.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.03	$(0.01)	$0.00 (w)	$0.03		$(0.01)
Net realized and unrealized gain (loss) on investments	(3.75)		(3.61)	2.60	1.65	1.44		1.30
Total from investment operations	$(3.68)		$(3.58)	$2.59	$1.65	$1.47		$1.29
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.04)	$(0.03)	$(0.04)	$(0.00	)(w)	$—
From net realized gain on investments	(0.04)		(0.32)	—	—	—		—
Total distributions declared to shareholders	$(0.07)		$(0.36)	$(0.03)	$(0.04)	$(0.00	)(w)	$—
Net asset value, end of period	$8.54		$12.29	$16.23	$13.67	$12.06		$10.59
Total return (%) (r)(s)(t)	(30.02	)(n)	(22.46)	18.94	13.69	13.90		13.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	(a)	2.03	2.00	2.12	2.19		2.17
Expenses after expense reductions (f)	1.60	(a)	1.86	1.95	1.95	1.95		1.95
Net investment income (loss)	1.51	(a)	0.23	(0.05)	0.04	0.23		(0.11)
Portfolio turnover	38		91	41	28	48		59
Net assets at end of period (000 Omitted)	$1,182		$1,810	$3,340	$1,460	$790		$659

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.73		$16.84	$14.12	$12.43	$10.90	$9.56
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.18	$0.15	$0.14	$0.15	$0.09
Net realized and unrealized gain (loss) on investments	(3.89)		(3.72)	2.68	1.69	1.47	1.34
Total from investment operations	$(3.77)		$(3.54)	$2.83	$1.83	$1.62	$1.43
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.25)	$(0.11)	$(0.14)	$(0.09)	$(0.09)
From net realized gain on investments	(0.04)		(0.32)	—	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.57)	$(0.11)	$(0.14)	$(0.09)	$(0.09)
Net asset value, end of period	$8.84		$12.73	$16.84	$14.12	$12.43	$10.90
Total return (%) (r)(s)	(29.72	)(n)	(21.62)	20.11	14.89	14.94	14.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.01	1.00	1.13	1.19	1.17
Expenses after expense reductions (f)	0.60	(a)	0.88	0.95	0.95	0.95	0.95
Net investment income	2.52	(a)	1.20	0.96	1.03	1.23	0.89
Portfolio turnover	38		91	41	28	48	59
Net assets at end of period (000 Omitted)	$7,175		$21,551	$52,956	$39,241	$34,200	$29,693

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Year ended 9/30
Class R1			2008 (i)

Net asset value, beginning of period	$12.38		$13.70
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.01
Net realized and unrealized gain (loss) on investments	(3.78)		(1.33	)(g)
Total from investment operations	$(3.71)		$(1.32)
Less distributions declared to shareholders
From net investment income	$(0.07)		$—
From net realized gain on investments	(0.04)		—
Total distributions declared to shareholders	$(0.11)		$—
Net asset value, end of period	$8.56		$12.38
Total return (%) (r)(s)	(30.08	)(n)	(9.64	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.45	(a)	2.93	(a)
Expenses after expense reductions (f)	1.60	(a)	1.60	(a)
Net investment income	1.52	(a)	0.88	(a)
Portfolio turnover	38		91
Net assets at end of period (000 Omitted)	$63		$90

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Year ended 9/30
Class R2			2008 (i)

Net asset value, beginning of period	$12.38		$13.70
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.01
Net realized and unrealized gain (loss) on investments	(3.78)		(1.33	)(g)
Total from investment operations	$(3.69)		$(1.32)
Less distributions declared to shareholders
From net investment income	$(0.07)		$—
From net realized gain on investments	(0.04)		—
Total distributions declared to shareholders	$(0.11)		$—
Net asset value, end of period	$8.58		$12.38
Total return (%) (r)(s)	(29.88	)(n)	(9.64	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	2.43	(a)
Expenses after expense reductions (f)	1.10	(a)	1.10	(a)
Net investment income	2.03	(a)	1.38	(a)
Portfolio turnover	38		91
Net assets at end of period (000 Omitted)	$63		$90

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Year ended 9/30
Class R3			2008 (i)

Net asset value, beginning of period	$12.60		$13.94
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.02
Net realized and unrealized gain (loss) on investments	(3.84)		(1.36	)(g)
Total from investment operations	$(3.73)		$(1.34)
Less distributions declared to shareholders
From net investment income	$(0.08)		$—
From net realized gain on investments	(0.04)		—
Total distributions declared to shareholders	$(0.12)		$—
Net asset value, end of period	$8.75		$12.60
Total return (%) (r)(s)	(29.73	)(n)	(9.61	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	2.18	(a)
Expenses after expense reductions (f)	0.85	(a)	0.85	(a)
Net investment income	2.27	(a)	1.64	(a)
Portfolio turnover	38		91
Net assets at end of period (000 Omitted)	$63		$90

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Year ended 9/30
Class R4			2008 (i)

Net asset value, beginning of period	$12.61		$13.94
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.02
Net realized and unrealized gain (loss) on investments	(3.85)		(1.35	)(g)
Total from investment operations	$(3.73)		$(1.33)
Less distributions declared to shareholders
From net investment income	$(0.08)		$—
From net realized gain on investments	(0.04)		—
Total distributions declared to shareholders	$(0.12)		$—
Net asset value, end of period	$8.76		$12.61
Total return (%) (r)(s)	(29.69	)(n)	(9.54	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.93	(a)
Expenses after expense reductions (f)	0.60	(a)	0.60	(a)
Net investment income	2.53	(a)	1.88	(a)
Portfolio turnover	38		91
Net assets at end of period (000 Omitted)	$64		$90

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the funds shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, September 2, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosures in the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is

23

Notes to Financial Statements (unaudited) – continued

generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in

24

Notes to Financial Statements (unaudited) – continued

determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$19,684,719	$—	$—	$19,684,719
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

25

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distribution – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.

26

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/08
Ordinary income (including any short-term capital gains)	$1,243,303
Long-term capital gain	1,882,073
Total distributions	$3,125,376

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/09
Cost of investments	$24,525,159
Gross appreciation	1,223,924
Gross depreciation	(6,064,364)
Net unrealized appreciation (depreciation)	$(4,840,440)

As of 9/30/08
Undistributed ordinary income	260,097
Undistributed long-term capital gain	160,874
Net unrealized appreciation (depreciation)	(5,567,204)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses did not exceed 0.30% annually of the fund’s average daily net assets. This written agreement terminated on January 31, 2009. In addition, prior to March 1, 2009, the

27

Notes to Financial Statements (unaudited) – continued

investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.90%	1.60%	1.60%	0.60%	1.60%	1.10%	0.85%	0.60%

Effective March 1, 2009 the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.85%	1.60%	1.60%	0.60%	1.60%	1.10%	0.85%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2010. For the six months ended March 31, 2009, this reduction amounted to $137,454 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,242 for the six months ended March 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.30%	$24,959
Class B	0.75%	0.25%	1.00%	1.00%	7,333
Class C	0.75%	0.25%	1.00%	1.00%	6,468
Class R1	0.75%	0.25%	1.00%	1.00%	337
Class R2	0.25%	0.25%	0.50%	0.50%	168
Class R3	—	0.25%	0.25%	0.25%	84
Total Distribution and Service Fees					$39,349

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.

28

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated. Prior to March 1, 2009, 0.05% of the Class A distribution fee was being paid by the fund; 0.05% of the Class A distribution fee was being waived under a written waiver arrangement through February 28, 2009. For the six months ended March 31, 2009, this waiver amounted to $3,287 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2009, were as follows:

Amount
Class A	$3
Class B	651
Class C	90

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2009, the fee was $5,114, which equated to 0.0306% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $25,403.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended March 31, 2009 was equivalent to an annual effective rate of 0.0522% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services

29

Notes to Financial Statements (unaudited) – continued

to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $270 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $82, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $12,786,601 and $29,479,693, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/09		Year ended 9/30/08 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	208,882	$1,953,178	806,341	$12,555,255
Class B	25,065	233,679	19,182	289,413
Class C	18,518	166,562	43,758	659,756
Class I	70,942	597,831	59,340	947,516
Class R1	—	342	7,299	100,000
Class R2	—	—	7,299	100,000
Class R3	—	—	7,174	100,000
Class R4	—	—	7,174	100,000
	323,407	$2,951,592	957,567	$14,851,940

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/09		Year ended 9/30/08 (i)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	19,395	$190,263	78,075	$1,201,119
Class B	952	9,182	3,702	55,553
Class C	685	6,569	3,166	47,437
Class I	11,648	115,197	86,735	1,347,259
Class R1	83	789	—	—
Class R2	87	828	—	—
Class R3	85	832	—	—
Class R4	87	852	—	—
	33,022	$324,512	171,678	$2,651,368
Shares reacquired
Class A	(1,145,830)	$(10,884,485)	(1,445,816)	$(21,569,951)
Class B	(39,236)	(355,062)	(114,953)	(1,686,015)
Class C	(27,980)	(259,961)	(105,477)	(1,509,515)
Class I	(964,429)	(8,798,916)	(1,596,890)	(24,048,154)
	(2,177,475)	$(20,298,424)	(3,263,136)	$(48,813,635)
Net change
Class A	(917,553)	$(8,741,044)	(561,400)	$(7,813,577)
Class B	(13,219)	(112,201)	(92,069)	(1,341,049)
Class C	(8,777)	(86,830)	(58,553)	(802,322)
Class I	(881,839)	(8,085,888)	(1,450,815)	(21,753,379)
Class R1	83	1,131	7,299	100,000
Class R2	87	828	7,299	100,000
Class R3	85	832	7,174	100,000
Class R4	87	852	7,174	100,000
	(1,821,046)	$(17,022,320)	(2,133,891)	$(31,310,327)

(i)	For the period from the class’ inception, September 2, 2008 (Classes R1, R2, and R3, and R4), through the stated period end.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2009, the fund’s commitment fee and interest expense were $142 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,039,204	(2,039,204)	—

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$235	$—

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

33

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.